Related party transactions (Detail)	12 Months Ended
	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Related party transactions [abstract]
Short-term employee benefits	€ 2,302,000	€ 2,394,000	€ 2,334,000
Post-employment benefits	93,000	85,000	80,000
Total	€ 2,395,000	€ 2,479,000	€ 2,414,000
Warrants granted	0	0	0
Warrants outstanding	108,905	359,266	557,935